Deferred Tax Benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Book income (loss)	$ (12,081,160)	$ 1,193,500
Non-deductible expenses	11,950,635	(1,520,850)
Depreciation and amortization	310	45
Related party accrual	7,875	(5,100)
Valuation Allowance	122,340	332,405
Income tax expense